Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2023				2022¹
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,353	101,152	103,505	3,096	91,936	95,032
– treasury and other eligible bills	695	724	1,419	649	869	1,518
– debt securities	1,658	60,045	61,703	2,447	56,633	59,080
– equity securities	—	40,383	40,383	—	34,434	34,434
Loans and advances to banks and customers	371	5,495	5,866	—	3,455	3,455
Other	—	1,272	1,272	—	1,614	1,614
At 31 Dec	2,724	107,919	110,643	3,096	97,005	100,101
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.